Income Taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal	$ 30,815
States	7,936
Total cash paid for income taxes, net of refunds	47,380	$ 11,703	$ 6,238
United Kingdom [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	3,881
Canada [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	3,725
Other Countries [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 1,023